Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (3,692,268)	$ (4,853,385)
Less: Net income from discontinued operations		1,035,355
Net loss from continuing operations	(3,692,268)	(5,888,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	101,081	20,424
Written off of credit losses	94,632	6,101
Gain on disposition of property and equipment	(466)
Share based compensations	1,885,000
Investment loss		8,355
Deferred tax (benefits)/expenses	(10,977)
Amortization of operating lease right-of-use assets	37,971	51,315
Change in fair value of convertible notes		2,747,451
Change in fair value of warrants liabilities		1,608,314
Changes in operating assets and liabilities:
Accounts receivable	1,538,899	(96,846)
Accounts receivable-related parties	(3,649)
Inventories	38,282	16,677
Prepayments and other assets	5,393,882	(8,326,723)
Contract assets	(63,017)
Accounts payable	(2,363,062)	1,326,354
Accrued expenses and other liabilities	590,393	(142,953)
Deferred revenue	(3,583,694)	1,552,381
Refund liabilities	(52,560)	(38,742)
Operating lease liabilities	(35,889)	(286,786)
Taxes payable	40,217	(92,671)
Net cash used in operating activities-continuing operation	(85,225)	(7,536,089)
Net cash used in operating activities-discontinued operation		(982,001)
Net cash used in operating activities	(85,225)	(8,518,090)
Cash flows from investing activities:
Proceeds from disposition of long-term investments	21,553
Cash paid for long-term investments		(33,191)
Proceeds from disposition of property and equipment	1,427
Purchase of property and equipment	(6,874)	(6,418)
Net cash provided by (used in) investing activities-continuing operation	16,106	(39,609)
Net cash used in investing activities-discontinued operation
Net cash provided by (used in) investing activities	16,106	(39,609)
Cash flows from financing activities:
Proceeds from convertible notes		5,000,000
Net proceeds from third party loans	15,677
Repayment of long-term bank loans	(71,366)	(69,149)
(Repayment to) proceeds from related parties	(341,798)	1,053,573
Net cash (used in) provided by financing activities-continuing operation	(397,487)	5,984,424
Net cash provided by financing activities-discontinued operation		1,876,288
Net cash (used in) provided by financing activities	(397,487)	7,860,712
Effect of exchange-rates changes on cash and cash equivalents	146,302	150,743
Net decrease in cash and cash equivalents	(320,304)	(546,244)
Cash and cash equivalents, beginning of period	775,334	839,622
Cash and cash equivalents, end of period	455,030	293,378
Supplemental cash flow disclosures:
Cash paid for income tax	1,012	1,964
Cash paid for interest	151,121	167,676
Non-cash operating, investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	13,111	15,504
Other payable offset by proceeds from disposition of property and equipment	428
Reconciliation to amounts on unaudited condensed consolidated balance sheets:
Cash and cash equivalents	455,030	137,076
Cash and cash equivalents included in current assets of discontinued operations		156,302
Total cash and cash equivalents shown in the statement of cash flows	$ 455,030	$ 293,378